Exchangeable Securities (Tables)	12 Months Ended
Dec. 31, 2023
Exchangeable Securities [Abstract]
Disclosure of borrowing costs	Exchangeable Securities

As at	Dec. 31, 2023			Dec. 31, 2022
	Carrying value	Face value	Interest	Carrying value	Face value	Interest
Exchangeable debentures – due May 1, 2039(1)	344	350	7%	339	350	7%
Exchangeable preferred shares(2)	400	400	7%	400	400	7%
Total exchangeable securities	744	750		739	750
(1)Seven per cent unsecured subordinated debentures due May 1, 2039.
(2)Redeemable, retractable first preferred shares (Series I). Exchangeable preferred share dividends are reported as interest expense.

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities

As at	Dec. 31, 2023		Dec. 31, 2022
Description	Base fair value	Sensitivity	Base fair value	Sensitivity
Option to exchange – embedded derivative	—	+nil -25	—	+nil -25